Insurance and reinsurance contracts - Analysis of portfolio of insurance and reinsurance (RI) contract assets and liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Analysis of insurance portfolios
Insurance contract assets	$ 1,345	$ 1,180
Reinsurance contract assets	3,390	2,426
Insurance contract liabilities	147,566	139,840
Reinsurance contract liabilities	536	1,151
Insurance
Analysis of insurance portfolios
Assets	1,313	1,148	$ 1,106
Liabilities	147,565	139,839	126,239
Net liabilities (assets)	146,252	138,691	125,133
Assets for insurance acquisition cash flows	32	32
Liabilities for insurance acquisition cash flows	1	1
Liability (asset) for insurance acquisition cash flows	(31)	(31)
Insurance contract assets	1,345	1,180
Insurance contract liabilities	147,566	139,840
Insurance contract liabilities (assets)	146,221	138,660
Insurance | Including JVs and associates
Analysis of insurance portfolios
Assets	1,397	1,192	1,139
Liabilities	170,669	161,818	145,342
Net liabilities (assets)	169,272	160,626	144,203
Assets for insurance acquisition cash flows	32	32
Liabilities for insurance acquisition cash flows	1	1
Liability (asset) for insurance acquisition cash flows	(31)	(31)
Insurance contract assets	1,429	1,224
Insurance contract liabilities	170,670	161,819
Insurance contract liabilities (assets)	169,241	160,595
Insurance | Best estimate liabilities (BEL)
Analysis of insurance portfolios
Assets	4,566	3,952	3,540
Liabilities	127,942	120,115	107,582
Net liabilities (assets)	123,376	116,163	104,042
Insurance | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of insurance portfolios
Assets	4,799	3,998	3,562
Liabilities	148,867	139,673	124,297
Net liabilities (assets)	144,068	135,675	120,735
Insurance | Risk adjustment for non-financial risk (RA)
Analysis of insurance portfolios
Assets	(791)	(631)	(505)
Liabilities	1,655	1,713	1,418
Net liabilities (assets)	2,446	2,344	1,923
Insurance | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of insurance portfolios
Assets	(803)	(630)	(502)
Liabilities	1,940	1,969	1,662
Net liabilities (assets)	2,743	2,599	2,164
Insurance | Contractual service margin (CSM)
Analysis of insurance portfolios
Assets	(2,462)	(2,173)	(1,929)
Liabilities	17,968	18,011	17,239
Net liabilities (assets)	20,430	20,184	19,168
Insurance | Contractual service margin (CSM) | Including JVs and associates
Analysis of insurance portfolios
Assets	(2,599)	(2,176)	(1,921)
Liabilities	19,862	20,176	19,383
Net liabilities (assets)	22,461	22,352	21,304
RI
Analysis of insurance portfolios
Assets	3,390	2,426	1,856
Liabilities	536	1,151	1,175
Net liabilities (assets)	(2,854)	(1,275)	(681)
Reinsurance contract assets	3,390	2,426
Reinsurance contract liabilities	536	1,151
Reinsurance contract liabilities (assets)	(2,854)	(1,275)
RI | Including JVs and associates
Analysis of insurance portfolios
Assets	3,556	2,569	2,000
Liabilities	558	1,179	1,200
Net liabilities (assets)	(2,998)	(1,390)	(800)
Reinsurance contract assets	3,556	2,569
Reinsurance contract liabilities	558	1,179
Reinsurance contract liabilities (assets)	(2,998)	(1,390)
RI | Best estimate liabilities (BEL)
Analysis of insurance portfolios
Assets	2,624	1,175	508
Liabilities	423	1,182	1,162
Net liabilities (assets)	(2,201)	7	654
RI | Best estimate liabilities (BEL) | Including JVs and associates
Analysis of insurance portfolios
Assets	2,783	1,315	652
Liabilities	461	1,222	1,193
Net liabilities (assets)	(2,322)	(93)	541
RI | Risk adjustment for non-financial risk (RA)
Analysis of insurance portfolios
Assets	99	(84)	(39)
Liabilities	(44)	(21)	(44)
Net liabilities (assets)	(143)	63	(5)
RI | Risk adjustment for non-financial risk (RA) | Including JVs and associates
Analysis of insurance portfolios
Assets	128	(67)	(21)
Liabilities	(47)	(24)	(47)
Net liabilities (assets)	(175)	43	(26)
RI | Contractual service margin (CSM)
Analysis of insurance portfolios
Assets	667	1,335	1,387
Liabilities	157	(10)	57
Net liabilities (assets)	(510)	(1,345)	(1,330)
RI | Contractual service margin (CSM) | Including JVs and associates
Analysis of insurance portfolios
Assets	645	1,321	1,369
Liabilities	144	(19)	54
Net liabilities (assets)	$ (501)	$ (1,340)	$ (1,315)